Segment information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment information	Segment information
According to IFRS 8, operating segments are identified based on the ‘management approach’. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Management Committee. IFRS 8 stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the chief operating decision maker.

The Group operates in three major lines of business, namely, Farming; Sugar, Ethanol and Energy; and Land Transformation.

•The Company’s ‘Farming’ is further comprised of three reportable segments:

•The Company’s ‘Crops’ Segment consists of planting, harvesting and sale of grains, oilseeds and fibers (including wheat, corn, soybeans, peanuts, cotton and sunflowers, among others), and to a lesser extent the provision of grain warehousing/conditioning and handling and drying services to third parties. Each underlying crop in this segment does not represent a separate operating segment. Management seeks to maximize the use of the land through the cultivation of one or more type of crops. Types and surface amount of crops cultivated may vary from harvest year to harvest year depending on several factors, some of them out of the Group’s control. Management is focused on the long-term performance of the productive land, and to that extent, the performance is assessed considering the aggregated combination, if any, of crops planted in the land. A single manager is responsible for the management of operating activity of all crops rather than for each individual crop.

•The Company’s ‘Rice’ Segment consists of planting, harvesting, processing and marketing of rice.

•The Company’s ‘Dairy’ Segment consists of the production and sale of raw milk and industrialized products, including UHT, cheese and powder milk among others.

•The Company’s ‘All Other Segments’ consists of the aggregation of the remaining non-reportable operating segments, which do not meet the quantitative thresholds for disclosure, namely, Coffee and Cattle.

•The Company’s ‘Sugar, Ethanol and Energy’ Segment consists of cultivating sugarcane which is processed in owned sugar mills, transformed into ethanol, sugar and electricity and marketed;

•The Company’s ‘Land Transformation’ Segment comprises the (i) identification and acquisition of underdeveloped and undermanaged farmland businesses; and (ii) realization of value through the strategic disposition of assets (generating profits).

Total segment assets and liabilities are measured in a manner consistent with that of the Consolidated Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.

Effective July 1, 2018, the Group applied IAS 29 “Financial Reporting in Hyperinflationary Economies” (“IAS 29”) to its operations in Argentina. IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of entities whose functional currency is that of a hyperinflationary economy be adjusted for the effects of changes in the general price index and be expressed in terms of the current unit of measurement at the closing date of the reporting period (“inflation accounting”). In order to determine whether an economy is classified as hyperinflationary, IAS 29 sets forth a series of factors to be considered, including whether the amount of cumulative inflation nears or exceeds a threshold of 100 % accumulated in three years. Accordingly, Argentina has been classified as a hyperinflationary economy under the terms of IAS 29 from July 1, 2018. (Please see Note 33 - Basis of preparation and presentations).
According to IAS 29, all Argentine Peso-denominated non-monetary items in the statement of financial position are adjusted by applying a general price index from the date they were initially recognized to the end of the reporting period. Likewise, all Argentine Peso-denominated items in the statement of income should be expressed in terms of the measuring unit current at the end of the reporting period, consequently, income statement items are adjusted by applying a general price index on a monthly basis from the dates they were initially recognized in the financial statements to the end of the reporting period. This process is called “re-measurement”.

Once the re-measurement process is completed, all Argentine Peso denominated accounts are translated into U.S. Dollars, the Group’s reporting currency, applying the guidelines in IAS 21 “The Effects of Changes in Foreign Exchange Rates”(“IAS 21”). IAS 21 requires that amounts be translated at the closing rate at the date of the most recent statement of financial position. This process is called “translation”.

The re-measurement and translation processes are applied on a monthly basis until year-end. Due to this process, the re-measured and translated results of operations for a given month are subject to change until year-end, affecting comparison and analysis.

Following the adoption of IAS 29 to the Argentine operations of the Group, management revised the information reviewed by the CODM. Accordingly, as from July 1, 2018, (commencement of hyper-inflation accounting in Argentina), the information provided to the CODM departs from the application of IAS 29 and IAS 21 re-measurement and translation processes as follows. The segment results of the Argentinean operations for each reporting period were adjusted for inflation and translated into the Group’s reporting currency using the reporting period average exchange rate. The translated amounts were not subsequently re-measured and translated in accordance with the IAS 29 and IAS 21 procedures outlined above.

In order to evaluate the economic performance of businesses on a monthly basis, results of operations in Argentina are based on monthly data that has been adjusted for inflation and converted into the average exchange rate of the U.S. Dollar each month. These already converted figures are subsequently not readjusted and reconverted as described above under IAS 29 and IAS 21. It should be noted that this translation methodology for evaluating segment information is the same that the company uses to translate results of operation from its other subsidiaries from other countries that have not been designated hyperinflationary economies because it allows for a more accurate analysis of the economic performance of its business as a whole.

The Group’s CODM believes that the exclusion of the re-measurement and translation processes from the segment reporting structure allows for a more useful presentation and facilitates period-to-period comparison and performance analysis.

The following tables show a reconciliation of each reportable segment as per the information reviewed by the CODM and the reportable segment measured in accordance with IAS 29 and IAS 21 as per the Consolidated Financial Statements for the years ended December 31, 2021, 2020 and 2019.
Segment reconciliation for the year ended December 31, 2021:

	2021
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	228,894	11,836	240,730	130,526	4,343	134,869	172,803	10,251	183,054
Cost of goods and services rendered	(203,148)	(10,083)	(213,231)	(109,709)	(2,336)	(112,045)	(149,738)	(8,339)	(158,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,704	8,286	73,990	37,119	6,715	43,834	18,336	1,559	19,895
Gain from changes in net realizable value of agricultural produce after harvest	(10,163)	(1,221)	(11,384)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	81,287	8,818	90,105	57,936	8,722	66,658	41,401	3,471	44,872
General and administrative expenses	(10,273)	(827)	(11,100)	(8,891)	(869)	(9,760)	(4,715)	(541)	(5,256)
Selling expenses	(21,925)	(1,494)	(23,419)	(16,618)	(1,490)	(18,108)	(20,779)	(1,793)	(22,572)
Other operating income, net	(3,538)	(185)	(3,723)	239	46	285	(150)	(20)	(170)
Profit from Operations Before Financing and Taxation	45,551	6,312	51,863	32,666	6,409	39,075	15,757	1,117	16,874

Depreciation and amortization	(6,501)	(634)	(7,135)	(8,080)	(814)	(8,894)	(7,144)	(797)	(7,941)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2021
	All other segments			Land transformation			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	3,490	199	3,689	—	—	—	—	—	—	1,097,723	26,629	1,124,352
Cost of goods and services rendered	(2,966)	(145)	(3,111)	—	—	—	—	—	—	(834,062)	(20,903)	(854,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,380	(18)	1,362	—	—	—	—	—	—	211,198	16,542	227,740
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	—	—	—	(11,658)	(1,221)	(12,879)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	1,904	36	1,940	—	—	—	—	—	—	463,201	21,047	484,248
General and administrative expenses	(173)	(14)	(187)	—	—	—	(22,119)	(1,908)	(24,027)	(65,635)	(4,159)	(69,794)
Selling expenses	(273)	(17)	(290)	—	—	—	(306)	(21)	(327)	(112,847)	(4,815)	(117,662)
Other operating income, net	(3,995)	(470)	(4,465)	6,613	—	6,613	103	(21)	82	(18,118)	(650)	(18,768)
Profit from Operations Before Financing and Taxation	(2,537)	(465)	(3,002)	6,613	—	6,613	(22,322)	(1,950)	(24,272)	266,601	11,423	278,024

Depreciation and amortization	(175)	(15)	(190)	—	—	—	(738)	(49)	(787)	(166,619)	(2,309)	(168,928)
Net (loss) / gain from Fair value adjustment of investment property	(3,884)	(447)	(4,331)	—	—	—	—	—	—	(3,884)	(447)	(4,331)
Sugar, Ethanol and Energy segment has not been reconciled due to the lack of difference.
Segment reconciliation for the year ended December 31, 2020:

	2020
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	170,114	(1,653)	168,461	102,886	(1,024)	101,862	135,471	(1,997)	133,474
Cost of goods and services rendered	(150,745)	1,495	(149,250)	(74,395)	565	(73,830)	(117,754)	1,747	(116,007)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,038	(934)	40,104	19,449	(772)	18,677	12,638	(294)	12,344
Gain from changes in net realizable value of agricultural produce after harvest	7,078	(71)	7,007	—	—	—	(2)	—	(2)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	67,485	(1,163)	67,061	47,940	(1,231)	46,709	30,353	(544)	29,809
General and administrative expenses	(6,816)	122	(6,694)	(7,045)	146	(6,899)	(4,896)	108	(4,788)
Selling expenses	(18,265)	267	(17,998)	(14,170)	247	(13,923)	(13,824)	284	(13,540)
Other operating income, net	(12,846)	(7)	(12,853)	731	(18)	713	(189)	3	(186)
Profit from Operations Before Financing and Taxation	29,558	(781)	29,516	27,456	(856)	26,600	11,444	(149)	11,295

Depreciation and amortization	(5,397)	111	(5,286)	(6,652)	147	(6,505)	(6,709)	141	(6,568)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2020
	All other segments			Land transformation			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	2,545	(37)	2,508	—	—	—	—	—	—	822,475	(4,711)	817,764
Cost of goods and services rendered	(1,984)	22	(1,962)	—	—	—	—	—	—	(615,775)	3,829	(611,946)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,269	(13)	1,256	—	—	—	—	—	—	124,742	(2,013)	122,729
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	—	—	—	7,076	(71)	7,005
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	1,830	(28)	1,802	—	—	—	—	—	—	338,518	(2,966)	335,552
General and administrative expenses	(120)	2	(118)	—	(4)	(4)	(19,319)	336	(18,983)	(54,138)	710	(53,428)
Selling expenses	(217)	3	(214)	—	—	—	(202)	7	(195)	(95,866)	808	(95,058)
Other operating income, net	1,069	(2)	1,067	7,934	(14)	7,920	(161)	(8)	(169)	2,033	(46)	1,987
Profit from Operations Before Financing and Taxation	2,562	(25)	2,537	7,934	(18)	7,916	(19,682)	335	(19,347)	190,547	(1,494)	189,053

Depreciation and amortization	(138)	3	(135)	—	—	—	(876)	14	(862)	(142,288)	416	(141,872)
Net (loss) / gain from Fair value adjustment of investment property	1,080	(3)	1,077	—	—	—	—	—	—	1,080	(3)	1,077

Sugar, Ethanol and Energy, and Land Transformation segments have not been reconciled due to the lack of differences.
Segment reconciliation for the year ended December 31, 2019:

	2019
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	168,938	(2,492)	166,446	102,162	(1,006)	101,156	84,767	(945)	83,822
Cost of goods and services rendered	(159,197)	2,687	(156,510)	(74,480)	529	(73,951)	(77,532)	838	(76,694)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	(549)	29,741	13,194	(979)	12,215	13,741	(231)	13,510
Gain from changes in net realizable value of agricultural produce after harvest	1,542	283	1,825	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	41,573	(71)	41,502	40,876	(1,456)	39,420	20,976	(338)	20,638
General and administrative expenses	(5,446)	(87)	(5,533)	(6,752)	147	(6,605)	(4,188)	90	(4,098)
Selling expenses	(12,852)	128	(12,724)	(21,072)	498	(20,574)	(6,252)	18	(6,234)
Other operating income, net	(2,283)	(225)	(2,508)	282	(15)	267	(635)	(68)	(703)
Profit from Operations Before Financing and Taxation	20,992	(255)	20,737	13,334	(826)	12,508	9,901	(298)	9,603

Depreciation and amortization	(4,662)	(137)	(4,799)	(6,994)	171	(6,823)	(5,064)	98	(4,966)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2019
	All other segments			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	3,904	27	3,931	—	—	—	891,554	(4,416)	887,138
Cost of goods and services rendered	(3,412)	(40)	(3,452)	—	—	—	(675,187)	4,014	(671,173)
Initial recognition and changes in fair value of biological assets and agricultural produce	(40)	53	13	—	—	—	70,295	(1,706)	68,589
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	1,542	283	1,825
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	452	40	492	—	—	—	288,204	(1,825)	286,379
General and administrative expenses	(167)	17	(150)	(19,319)	428	(18,891)	(57,797)	595	(57,202)
Selling expenses	(171)	(11)	(182)	(165)	23	(142)	(107,628)	656	(106,972)
Other operating income, net	(956)	602	(354)	(175)	21	(154)	(1,137)	315	(822)
Profit from Operations Before Financing and Taxation	(842)	648	(194)	(19,659)	472	(19,187)	121,642	(259)	121,383

Depreciation and amortization	(181)	4	(177)	(20)	3	(17)	(174,578)	139	(174,439)
Net (loss) / gain from Fair value adjustment of investment property	(927)	602	(325)	—	—	—	(927)	602	(325)

Sugar, Ethanol and Energy, and Land Transformation segments have not been reconciled due to the lack of differences.
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’.

Segment analysis for the year ended December 31, 2021:

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	228,894	130,526	172,803	3,490	535,713	562,010	—	—	1,097,723
Cost of goods sold and services rendered	(203,148)	(109,709)	(149,738)	(2,966)	(465,561)	(368,501)	—	—	(834,062)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,704	37,119	18,336	1,380	122,539	88,659	—	—	211,198
Changes in net realizable value of agricultural produce after harvest	(10,163)	—	—	—	(10,163)	(1,495)	—	—	(11,658)
Margin on manufacturing and agricultural activities before operating expenses	81,287	57,936	41,401	1,904	182,528	280,673	—	—	463,201
General and administrative expenses	(10,273)	(8,891)	(4,715)	(173)	(24,052)	(19,464)	—	(22,119)	(65,635)
Selling expenses	(21,925)	(16,618)	(20,779)	(273)	(59,595)	(52,946)	—	(306)	(112,847)
Other operating income, net	(3,538)	239	(150)	(3,995)	(7,444)	(17,390)	6,613	103	(18,118)
Profit / (loss) from operations before financing and taxation	45,551	32,666	15,757	(2,537)	91,437	190,873	6,613	(22,322)	266,601

Depreciation and amortization	(6,501)	(8,080)	(7,144)	(175)	(21,900)	(143,981)	—	(738)	(166,619)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(3,884)	(3,884)	—	—	—	(3,884)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	14,399	4,117	(6,271)	8,904	21,149	(16,294)	—	—	4,855
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	51,305	33,002	24,607	(7,524)	101,390	104,953	—	—	206,343
Changes in net realizable value of agricultural produce after harvest (unrealized)	(4,001)	—	—	—	(4,001)	—	—	—	(4,001)
Changes in net realizable value of agricultural produce after harvest (realized)	(6,162)	—	—	—	(6,162)	(1,495)	—	—	(7,657)

Farmlands and farmland improvements, net	448,608	146,795	2,143	56,315	653,861	73,979	—	—	727,840
Machinery, equipment and other fixed assets, net	47,122	29,543	81,516	1,641	159,822	158,611	—	—	318,433
Bearer plants, net	892	—	—	—	892	294,090	—	—	294,982
Work in progress	3,444	33,200	27,341	1,496	65,481	15,887	—	—	81,368
Right of use assest	13,005	3,361	930	—	17,296	243,469	—	11	260,776
Investment property	—	—	—	32,132	32,132	—	—	—	32,132
Goodwill	7,074	979	4,660	—	12,713	3,913	—	—	16,626
Biological assets	54,886	42,729	18,979	7,257	123,851	71,327	—	—	195,178
Finished goods	37,225	5,015	15,157	—	57,397	80,857	—	—	138,254
Raw materials, stocks held by third parties and others	42,253	14,797	10,416	579	68,045	33,225	—	—	101,270
Total segment assets	654,509	276,419	161,142	99,420	1,191,490	975,358	—	11	2,166,859
Borrowings	31,755	34,230	62,061	—	128,046	524,461	—	165,144	817,651
Lease liabilities	14,106	4,157	924	—	19,187	227,585	—	82	246,854
Total segment liabilities	45,861	38,387	62,985	—	147,233	752,046	—	165,226	1,064,505
Segment analysis for the year ended December 31, 2020

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	170,114	102,886	135,471	2,545	411,016	411,459	—	—	822,475
Cost of goods sold and services rendered	(150,745)	(74,395)	(117,754)	(1,984)	(344,878)	(270,897)	—	—	(615,775)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,038	19,449	12,638	1,269	74,394	50,348	—	—	124,742
Changes in net realizable value of agricultural produce after harvest	7,078	—	(2)	—	7,076	—	—	—	7,076
Margin on manufacturing and agricultural activities before operating expenses	67,485	47,940	30,353	1,830	147,608	190,910	—	—	338,518
General and administrative expenses	(6,816)	(7,045)	(4,896)	(120)	(18,877)	(15,942)	—	(19,319)	(54,138)
Selling expenses	(18,265)	(14,170)	(13,824)	(217)	(46,476)	(49,188)	—	(202)	(95,866)
Other operating income, net	(12,846)	731	(189)	1,069	(11,235)	5,495	7,934	(161)	2,033
Profit / (loss) from operations before financing and taxation	29,558	27,456	11,444	2,562	71,020	131,275	7,934	(19,682)	190,547

Depreciation and amortization	(5,397)	(6,652)	(6,709)	(138)	(18,896)	(122,516)	—	(876)	(142,288)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	1,080	1,080	—	—	—	1,080
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	—	—	—	—	—	10,198	—	10,198
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	12,211	3,975	(5,151)	2,258	13,293	19,682	—	—	32,975
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	29,566	15,474	17,789	(989)	61,840	29,927	—	—	91,767
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	—	—	—	(481)	—	—	—	(481)
Changes in net realizable value of agricultural produce after harvest (realized)	7,559	—	(2)	—	7,557	—	—	—	7,557

Farmlands and farmland improvements, net	454,212	141,661	1,911	53,902	651,686	64,065	—	—	715,751
Machinery, equipment and other fixed assets, net	39,517	18,567	67,859	539	126,482	153,490	—	—	279,972
Bearer plants, net	685	—	—	—	685	304,144	—	—	304,829
Work in progress	820	23,381	18,365	1,178	43,744	13,996	—	—	57,740
Right of use assets	4,275	2,472	1,288	—	8,035	201,365	—	294	209,694
Investment property	—	—	—	31,179	31,179	—	—	—	31,179
Goodwill	5,720	792	3,769	—	10,281	4,201	—	—	14,482
Biological assets	43,787	29,062	12,933	4,703	90,485	75,208	—	—	165,693
Finished goods	30,267	5,970	6,489	—	42,726	34,315	—	—	77,041
Raw materials, stocks held by third parties and others	21,893	4,519	7,377	318	34,107	22,313	—	—	56,420
Total segment assets	601,176	226,424	119,991	91,819	1,039,410	873,097	—	294	1,912,801
Borrowings	37,111	39,686	103,742	—	180,539	632,985	—	157,566	971,090
Lease liabilities	5,920	3,063	1,311	—	10,294	185,155	—	323	195,772
Total segment liabilities	43,031	42,749	105,053	—	190,833	818,140	—	157,889	1,166,862

Segment analysis for the year ended December 31, 2019

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	168,938	102,162	84,767	3,904	359,771	531,783	—	—	891,554
Cost of goods sold and services rendered	(159,197)	(74,480)	(77,532)	(3,412)	(314,621)	(360,566)	—	—	(675,187)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	13,194	13,741	(40)	57,185	13,110	—	—	70,295
Changes in net realizable value of agricultural produce after harvest	1,542	—	—	—	1,542	—	—	—	1,542
Margin on manufacturing and agricultural activities before operating expenses	41,573	40,876	20,976	452	103,877	184,327	—	—	288,204
General and administrative expenses	(5,446)	(6,752)	(4,188)	(167)	(16,553)	(21,925)	—	(19,319)	(57,797)
Selling expenses	(12,852)	(21,072)	(6,252)	(171)	(40,347)	(67,116)	—	(165)	(107,628)
Other operating income, net	(2,283)	282	(635)	(956)	(3,592)	126	2,504	(175)	(1,137)
Profit / (loss) from operations before financing and taxation	20,992	13,334	9,901	(842)	43,385	95,412	2,504	(19,659)	121,642

Depreciation and amortization	(4,662)	(6,994)	(5,064)	(181)	(16,901)	(157,657)	—	(20)	(174,578)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(927)	(927)	—	—	—	(927)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	6,091	509	(3,957)	(72)	2,571	(851)	—	—	1,720
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	24,199	12,685	17,698	32	54,614	13,961	—	—	68,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	—	—	—	(481)	—	—	—	(481)
Changes in net realizable value of agricultural produce after harvest (realized)	2,023	—	—	—	2,023	—	—	—	2,023
Total segment assets and liabilities are measured in a manner consistent with that of the Consolidated Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.
Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2021	2020
Total reportable assets as per segment information	2,166,859	1,912,801
Intangible assets (excluding goodwill)	14,711	12,448
Deferred income tax assets	10,321	19,821
Trade and other receivables	188,080	197,928
Other assets	1,079	854
Derivative financial instruments	1,585	2,102
Cash and cash equivalents	199,766	336,282
Total assets as per the statement of financial position	2,582,401	2,482,236

	2021	2020
Total reportable liabilities as per segment information	1,064,505	1,166,862
Trade and other payables	169,030	126,605
Deferred income tax liabilities	265,848	182,377
Payroll and social liabilities	26,294	24,408
Provisions for other liabilities	5,986	4,359
Current income tax liabilities	1,625	760
Derivative financial instruments	1,283	13,141
Total liabilities as per the statement of financial position	1,534,571	1,518,512

Non-current assets and revenues and fair value gains and losses are shown by geographic region. These are the regions in which the Group is active: Argentina, Brazil, Uruguay and others.

As of and for the year ended December 31, 2021:

	Argentina	Brazil	Uruguay	Others (*)	Total
Property, plant and equipment	868,527	542,710	11,386	—	1,422,623
Investment property	32,132	—	—	—	32,132
Goodwill	12,713	3,913	—	—	16,626
Non-current portion of biological assets	19,355	—	—	—	19,355
					—
Sales of goods and services rendered	284,026	385,959	427,661	77	1,097,723
Initial recognition and changes in fair value of biological assets and agricultural produce	120,255	88,659	2,284	—	211,198
Changes in net realizable value of agricultural produce after harvest	(9,679)	(1,496)	(483)	—	(11,658)

(*) It includes the initial operations in Chile which are not disclosed separately due to its non significance.
As of and for the year ended December 31, 2020:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	811,653	535,857	10,782	1,358,292
Investment property	31,179	—	—	31,179
Goodwill	10,280	4,202	—	14,482
Non-current portion of biological assets	14,725	—	—	14,725

Sales of goods and services rendered	389,018	411,779	21,678	822,475
Initial recognition and changes in fair value of biological assets and agricultural produce	72,391	50,348	2,003	124,742
Changes in net realizable value of agricultural produce after harvest	6,770	(88)	394	7,076
As of and for the year ended December 31, 2019:

	Argentina	Brazil	Uruguay	Total
Sales of goods and services rendered	229,547	462,174	199,833	891,554
Initial recognition and changes in fair value of biological assets and agricultural produce	55,760	13,167	1,368	70,295
Changes in net realizable value of agricultural produce after harvest	2,682	(8)	(1,132)	1,542